Financial instruments and risk management - Reconciliation of changes in fair value measurement, liabilities (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning Balance	SFr 19,988,481
Ending Balance	6,227,215	SFr 19,988,481
At fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning Balance	11,963,169	12,481,336
Financing cash flows	(9,083,692)	3,004,741
Fair value revaluation	(1,350,071)	(3,372,186)
Other changes	581,322	(150,722)
Ending Balance	2,110,728	11,963,169
At fair value | Derivative financial instruments
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning Balance	1,836,763	117,132
Financing cash flows	188,636	5,091,817
Fair value revaluation	(1,350,071)	(3,372,186)
Other changes	0	0
Ending Balance	675,328	1,836,763
At fair value | Loans
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning Balance	10,126,406	12,364,204
Financing cash flows	(9,272,328)	(2,087,076)
Fair value revaluation	0	0
Other changes	581,322	(150,722)
Ending Balance	SFr 1,435,400	SFr 10,126,406